Cover	Feb. 03, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 03, 2025
Entity Registrant Name	Outbrain Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40643
Entity Tax Identification Number	20-5391629
Entity Address, Address Line One	111 West 19th Street
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	(646)
Local Phone Number	867-0149
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	OB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Amendment Flag	true
Entity Central Index Key	0001454938
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K filed by Outbrain Inc. (the “Company”) on February 3, 2025 (the “Original Form 8-K”). The Original Form 8-K reported the completion of the Company’s acquisition (the “Acquisition”) of the issued and outstanding equity interests of TEADS (“Teads”) from Altice Teads S.A. This Amendment No. 1 amends the Original Form 8-K to provide the financial statements and pro forma financial information required under Item 9.01 of Form 8-K.This Amendment No. 1 reports no other updates or amendments to the Original Form 8-K.